UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05206

Exact name of registrant as specified in charter:	Jennison Natural Resources Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	5/31/2006

Date of reporting period:	2/28/2006

Item 1. Schedule of Investments

Jennison Natural Resources Fund, Inc.

Schedule of Investments

as of February 28, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 95.4%
COMMON STOCKS 95.1%
Aluminum 1.9%
728,200	Alcoa, Inc.	$21,350,824
52,400	Aluminum Corp. of China Ltd. (China) (ADR)(b)	5,391,436

		26,742,260
Coal & Consumable Fuels 6.0%
544,000	Alpha Natural Resources, Inc.(a)	11,625,280
866,800	Cameco Corp. (Canada)	32,382,432
425,700	CONSOL Energy, Inc.(a)	27,253,314
2,227,120	SXR Uranium One, Inc. (Canada)(a)(b)	15,739,784

		87,000,810
Construction & Farm Machinery & Heavy Trucks 0.1%
62,800	Railpower Technologies Corp. (Canada)(a)	226,565
442,700	Railpower Technologies Corp. (Canada)(a)(h)	1,597,140

		1,823,705
Construction Materials 0.3%
3,130,000	Anhui Conch Cement Co., Ltd. (China)	4,464,947

Diversified Metals & Mining 9.4%
559,200	Falconbridge Ltd.	18,028,608
587,000	First Quantum Minerals Ltd. (Canada)	18,692,886
14,200	FNX Mining Co., Inc. (Canada)(a)	167,434
447,600	FNX Mining Co., Inc. (Canada)(a)(h)	5,277,698
335,400	Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)	16,981,302
345,000	Inco Ltd.(b)	16,670,400
904,700	Northern Dynasty Minerals Ltd.(a)(b)	5,428,200
808,800	Peru Copper, Inc. (Canada)(a)	2,576,317
251,800	Phelps Dodge Corp.	34,748,400
88,100	Southern Copper Corp.(b)	7,017,165
532,200	Western Silver Corp. (a)(b)	10,308,714

		135,897,124
Electronic Components & Equipment 0.4%
400,800	Evergreen Solar, Inc.(a)(b)	6,248,472

Gold 12.9%
4,750,000	AXMIN, Inc. (Canada) (cost $2,144,749; purchased 12/14/05)(a)	2,858,903

914,800	AXMIN, Inc. (Canada)(a)	579,573
694,446	Barrick Gold Corp.	19,006,987
3,184,900	Crystallex International Corp.(a)(b)	9,172,512
2,958,500	European Goldfields LTD. (Canada)(a)	9,501,980
872,500	Gabriel Resources Ltd. (Canada)(a)	2,134,322
754,000	Glamis Gold Ltd.(a)(b)	20,516,340
906,400	Gold Fields Ltd. (South Africa) (ADR)	20,149,272
193,800	Gold Reserve, Inc. (Canada)(a)	1,028,302
569,200	Goldcorp, Inc.	14,486,140
1,431,773	Harmony Gold Mining Ltd. (South Africa) (ADR)(a)(b)	20,030,504
1,576,100	Iamgold Corp. (Canada)	14,021,181
559,900	Meridian Gold, Inc.(a)	14,187,866
1,179,700	Nevsun Resources Ltd. (Canada)(a)	2,813,135
1,192,900	Newcrest Mining Ltd. (Australia)	18,732,856
282,400	Newmont Mining Corp.(b)	14,944,608
1,160,300	Orezone Resources, Inc. (Canada)(a)	2,389,108

		186,553,589

Integrated Oil & Gas 8.5%
124,900	Amerada Hess Corp.(b)	17,274,919
96,200	CNX Gas Corp.(a)(h)	2,072,148
284,400	Occidental Petroleum Corp.	26,033,976
265,000	Petroleo Brasileiro SA (Brazil) (ADR)	23,198,100
727,100	Suncor Energy, Inc.	54,350,725

		122,929,868

Oil & Gas Drilling 7.4%
989,000	GlobalSantaFe Corp.	54,731,261
173,600	Noble Corp.	12,830,776
537,000	Transocean, Inc.(a)	39,834,660

		107,396,697

Oil & Gas Equipment & Services 17.0%
460,000	BJ Services Co.	14,402,600
166,800	CARBO Ceramics, Inc.	9,132,300
425,200	Cooper Cameron Corp.(a)(b)	17,220,600
136,800	FMC Technologies, Inc.(a)	6,418,656
493,200	Grant Prideco, Inc.(a)	19,959,804
374,400	Halliburton Co.	25,459,200
118,200	Hydril Co.(a)	7,959,588
774,900	National Oilwell Varco, Inc.(a)	47,175,912
215,300	SEACOR Holdings, Inc.(a)(b)	15,710,441
479,800	Smith International, Inc.(b)	18,582,654
355,900	Technip SA (France) (ADR)	21,446,534
284,400	Universal Compression Holdings, Inc.(a)	12,442,500
693,400	Weatherford International Ltd.(a)	29,899,408

		245,810,197

Oil & Gas Exploration & Production 21.8%
197,400	Bill Barrett Corp.(a)(b)	6,537,888
3,600,000	BPI Industries, Inc. (cost $5,475,550; purchased 12/31/04 – 9/23/05)(a)	7,866,000
285,000	Cheniere Energy, Inc.(a)(b)	11,300,250
879,900	Compton Petroleum Corp. (Canada)(a)	11,668,096

211,200	Duvernay Oil Corp. (Canada)(a)	7,342,193
883,900	Endeavour International Corp.(a)(b)	2,722,412
946,400	Gasco Energy, Inc.(a)(b)	5,403,944
292,200	Goodrich Petroleum Corp.(a)(b)	7,065,396
258,200	McMoRan Exploration Co.(a)(b)	4,567,558
332,700	Nexen, Inc.	17,353,632
1,217,918	OPTI Canada, Inc. (Canada)(a)	44,796,491
522,600	Plains Exploration & Production Co.(a)	21,295,950
885,050	Range Resources Corp.	21,179,246
776,800	Sasol Ltd. (South Africa) (ADR)(b)	26,721,920
1,063,000	Southwestern Energy Co.(a)	34,111,670
262,600	Talisman Energy,Inc.	13,791,752
551,694	Trident Resources Corp. (Canada) (cost $17,670,540; purchased 12/4/03-1/5/06)(a)(f)(g)	24,272,691
2,279,200	UTS Energy Corp. (Canada)(a)	13,356,920
1,149,700	Warren Resources, Inc.(a)(b)	16,820,111
581,700	Western Oil Sands, Inc. (Class “A” Stock) (Canada)(a)	16,332,085

		314,506,205

Oil & Gas Refining & Marketing 3.4%
349,400	Frontier Oil Corp.(b)	16,159,750
367,500	Valero Energy Corp.	19,767,825
278,500	Western Gas Resoures, Inc.	13,175,835

		49,103,410

Precious Metals & Minerals 3.3%
504,100	Apex Silver Mines, Ltd.(a)(b)	11,649,751
1,668,800	Coeur d’Alene Mines Corp.(a)(b)	9,245,152
470,200	Impala Platinum Holdings Ltd. (South Africa) (ADR)(b)	20,006,869
30,700	Impala Platinum Holdings Ltd. (South Africa)	5,222,569
69,745	Pan American Silver Corp. (Canada)(a)	1,554,526

		47,678,867

Real Estate Investment Trust 1.0%
385,200	Plum Creek Timber Co. Inc.	14,310,180

Steel 1.7%
521,100	Cia Vale do Rio Doce (Brazil) (ADR)	24,194,673

	Total common stocks (cost $934,947,572)	1,374,661,004
Principal Amount (000)

LINKED NOTE 0.2%

Precious Metals & Minerals
$10,882	USD Palladium Linked Bank Note, zero coupon, 7/13/07 (cost $2,000,001; Purchased 6/30/03-1/9/06)(a)(g)	3,007,556

Units
WARRANTS(a) 0.1%
Diversified Metals & Mining
404,400	Peru Copper, Inc. (Canada) Expiring 3/18/06 @ CAD$2	480,391

Oil & Gas Exploration & Production 0.1%
600,000	BPI Industries, Inc. Expiring 12/31/06	544,593
	(cost $132,099; Purchased 12/31/04)(f)(g)

Precious Metals & Minerals
11,922	Pan American Silver Corp. (Canada) Expiring 2/20/08 @ CAD$12	146,868

	Total warrants	1,171,852
	(cost $196,926)

	Total long-term investments
	(cost $937,144,499)	1,378,840,412

Shares
SHORT-TERM INVESTMENTS 22.6%
Mutual Fund
326,811,626	Dryden Core Investment Fund - Taxable Money Market Series (cost $326,811,626; includes $224,962,433 of cash collateral received for securities on loan)(c)(d)	$326,811,626

	Total Investments(e) 118.0%
	(cost $1,263,956,125)(i)	1,705,652,038
	Liabilities in excess of other assets (18.0%)	(260,188,657)

	Net Assets 100%	$1,445,463,381

ADR – American Depository Receipt.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $211,673,919; cash collateral of $224,962,433(included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	As of February 28,2006, 4 securities representing $26,601,299 and 1.8% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.
(f)	Indicates illiquid securities. The aggregate cost of such securities was $17,802,639. The aggregate value of $24,817,284 is approximately 1.7% of net assets.
(g)	Indicates securities restricted to resale. The aggregate cost of such securities was $19,802,640. The aggregate value of $27,824,840 is approximately 1.9% of net assets.
(h)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(i)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2006 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$1,263,956,125	$448,621,057	$(6,925,144)	$441,695,913

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities: assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotation.

The Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Funds invest in the Taxable Money Market Series (“the Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Jennison Natural Resources Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	April 28, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date April 28, 2006

*	Print the name and title of each signing officer under his or her signature.